Property, Plant and Equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Assets transferred	$ 1,343	$ 2,189
Selling, general and administrative expense	11,613	13,626	[1]
Research and development expense	7,486	6,376	[1]
Cost of sales	25,171	36,437	[1]
Construction in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital costs		1,342
Assets transferred	1,342	2,176
Depreciation Property Plant And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Selling, general and administrative expense	454	397
Research and development expense	104	81
Cost of sales	$ 82	$ 137

[1]	Restated (Note 5)